Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued liabilities and other current liabilities
Schedule of accrued liabilities and other current liabilities

	December 31,
	2012	2013
Accrued salaries and welfare	54,688	113,302
Accrued revenue sharing fees	19,504	66,512
Accrued bandwidth costs	15,679	21,869
Business and other taxes payable	7,422	14,248
Value added taxes payable	8,718	5,291
Accrued technology service fee	2,162	5,040
Others	12,116	24,498

Total	120,289	250,760